STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Noncontrolling interest [Member]	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Treasury stock [Member]	Comprehensive income [Member]
Balance at Dec. 31, 2013	$ 21,714	$ 33	$ 350	$ 17,172	$ 88	$ 4,823	$ (752)
Changes during the six months ended June 30, 2014:
Net income	1,954	10				1,944		1,954
Issuance of Restricted Shares	1		1
Stock based compensation	308			308
Other	(191)	(43)			(148)			(191)
Foreign currency translation adjustment	56				56			56
Total comprehensive income								1,819
Balance at Jun. 30, 2014	$ 23,842		$ 351	$ 17,480	$ (4)	$ 6,767	$ (752)